Long-term Debt - Summary of assets are pledged as collateral against the borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	$ 5,498.6	₨ 402,001.3	₨ 321,300.7
Inventory [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	410.1	29,985.1	57,971.7
Trade receivables [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	25.5	1,865.5
Finance Receivables [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	4,182.0	305,745.0	252,376.6
Other financial assets [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	13.7	1,000.0	283.9
Plant and equipment [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	$ 867.3	₨ 63,405.7	₨ 10,668.5